Derivative Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amount of Gain Recorded in OCI (Effective Portion)	$ 0	$ 462	$ 10,762
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	0	4	1,448
Interest rate swaps
Amount of Gain Recorded in OCI (Effective Portion)	0	(4)	(1,903)
Interest expense and finance cost
Amount of Gain Recorded in OCI (Effective Portion)	0	462	10,762
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)	0	(466)	(12,665)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	$ 0	$ 4	$ 1,448